Leasing Activities - Income Recognized from Cross-Border Energy Lease Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Pre-tax income from PHI's cross-border energy lease investments (included in Other Revenue)	$ 50	$ 55	$ 55
Non-cash charge to reduce carrying value of PHI's cross-border energy lease investments		(7)	(2)
Pre-tax income from PHI's cross-border energy lease investments after adjustment	50	48	53
Income tax expense related to PHI's cross-border energy lease investments	10	10	14
Net income from PHI's cross-border energy lease investments	$ 40	$ 38	$ 39